Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalent	$ 1,645	$ 274
Restricted cash	7,384	9,781
Accounts receivable, net	2,257	2,280
Prepaid and other current assets	144	178
Total current assets	11,430	12,513
Non-current assets:
Property and equipment, net	2	6
Intangible assets, net	517	522
Operating lease right-of-use asset	3,821	4,896
Other non-current assets	1,805	2,629
Total non-current assets	6,145	8,053
Total assets	17,575	20,566
Current liabilities:
Short-term borrowings	2,700	3,939
Accounts payable	942	1,386
Accrued and other liabilities	973	1,468
Income taxes payable		510
Operating lease liability, current	2,325	2,486
Total current liabilities	6,940	9,789
Non-current liabilities:
Operating lease liability, non-current	3,991	4,349
Total non-current liabilities	3,991	4,349
Total liabilities	10,931	14,138
Commitments and contingencies
EQUITY
($0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2023 and June 30, 2024)
Additional paid-in capital	517,031	517,031
Accumulated deficit	(510,418)	(510,634)
Accumulated other comprehensive loss	(128)	(128)
Total equity	6,644	6,428
Total liabilities and equity	17,575	20,566
Class A Ordinary Shares
EQUITY
Ordinary shares	146	146
Class C Ordinary Shares
EQUITY
Ordinary shares	$ 13	$ 13